Segment Reporting and Information about Geographical Areas (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of significant segment expenses

	Three months ended June 30, (Unaudited)		Six months ended June 30, (Unaudited)
	2025	2024	2025	2024
Revenue, net	$99	$654	$231	$3,392
Cost of revenues	(392)	(83)	(704)	(560)
Gross loss	(293)	571	(473)	2,832
Income from grants	1	424	43	1,262
Research and development expenses	(342)	(695)	(698)	(2,110)
Administrative and selling expenses	(1,956)	2,374	(4,206)	(3,819)
Sublease income	-	-	-	145
Amortization of intangibles	(7)	(1)	(14)	(2)
Credit loss – customer contracts	(328)	-	(515)	-
Impairment losses	-	-	-	-
Operating loss	(2,925)	2,673	(5,863)	(1,692)
Fair value change of warrant liability	-	-	-	59
Finance income / (expenses), net	(325)	(54)	(569)	(286)
Foreign exchange gains / (losses), net	293	(156)	394	(165)
Loss contingency	(840)	36	(1,034)	(4,871)
Net gains / (losses) on disposal/write-offs of property, plant and equipment and intangible assets	-	(12,714)	-	(12,735)
Other income / (expenses), net	-	2	2	6
Segment and consolidated net loss before income taxes	$(3,797)	$(10,213)	$(7,070)	$(19,684)

Schedule of revenues, by geographic location

	Three Months Ended June 30, (Unaudited)		Six Months Ended June 30, (Unaudited)
(Amounts in thousands)	2025	2024	2025	2024
North America	$10	$649	$135	$3,217
Europe	89	5	96	175
Total net sales	$99	$654	$231	$3,392

	Years Ended December 31,
(Amounts in thousands)	2024	2023
North America	$3,101	$1,268
Europe	175	268
Total net sales	$3,276	$1,536

Schedule of significant segment expenses

	Years Ended December 31,
	2024	2023
Revenue, net	$3,276	$1,536
Cost of revenues	(1,488)	(6,964)
Gross profit (loss)	1,788	(5,428)
Income from grants	887	1,582
Research and development expenses	(3,225)	(7,567)
Administrative and selling expenses	(14,318)	(28,825)
Sublease income	145	543
Amortization of intangibles	(29)	(207)
Credit loss – customer contracts	(3,617)	(1,048)
Impairment losses	-	(9,763)
Operating loss	(18,369)	(50,713)
Fair value change of warrant liability	59	394
Finance income / (expenses), net	(535)	104
Foreign exchange gains / (losses), net	(272)	101
Loss Contingency	(4,724)	-
Net gains/ (losses) on disposal/write-offs of property, plant and equipment and intangible assets	(6,235)	-
Other income / (expenses), net	7	(870)
Segment and consolidated net loss before income taxes	(30,069)	(50,984)